Summary of Significant Accounting Policies - Allowance for Doubtful Accounts and Concentration of Credit Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 8,500,000	$ 9,500,000
Provision for Doubtful Accounts	(453,000)	1,073,000	5,339,000
Stocking Distributor in Turkey [Member]
Concentration Risk [Line Items]
Provision for Doubtful Accounts	600,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Stocking Distributor in Turkey [Member]
Concentration Risk [Line Items]
Accounts receivable, gross	6,800,000	8,900,000
Provision for Doubtful Accounts	6,200,000		5,600,000
Collectability of Receivables - Ten Largest International Stocking Distributors [Member]
Concentration Risk [Line Items]
Trade Accounts Receivable Net of Allowance	$ 15,300,000